The Eaton Vance Special Investment Trust
For the Total Return Portfolio


[LOGO]

Annual Shareholder Report
December 31, 1995


Investment Adviser of Growth Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110


Fund Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110
(617) 482-8260


Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260


Custodian
Investors Bank & Trust Company

Boston, MA 02110


Transfer Agent
First Data Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104
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                  --------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 1995

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                              COMMON STOCKS - 81.2%
-------------------------------------------------------------------------------
Name of Company                                      Shares           Value
-------------------------------------------------------------------------------
BUSINESS SERVICES - 0.8%
U.S. Filter Corp.*                                   160,000       $  4,260,000
                                                                   ------------
ELECTRIC UTILITIES - 44.9%
Baltimore Gas & Electric Co.                         125,000       $  3,562,500
Carolina Power & Light Co.                           300,000         10,350,000
Central Louisiana Electric Co.                       200,000          5,375,000
Cilcorp Inc.                                          58,900          2,495,887
Cinergy Corp.                                        850,000         26,031,250
DPL Inc.                                             675,000         16,706,250
DQE, Inc.                                            590,000         18,142,500
FPL Group, Inc.                                      550,000         25,506,250
General Public Utilities Corp.                       250,000          8,500,000
Houston Industries, Inc.                             150,000          3,637,500
LG & E Energy Corp.                                   87,200          3,684,200
London Electricity                                   200,000          1,782,380
National Grid Holdings*                              706,155          2,187,245
National Power PLC                                   200,000            479,740
National Power PLC ADR                               267,500          2,474,375
NIPSCO Industries, Inc.                              400,000         15,300,000
Northern States Power Co. Minn.                       50,000          2,456,250
Ohio Edison Co.                                      300,000          7,050,000
PECO Energy Co.                                      200,000          6,025,000
Pinnacle West Capital Corp.                          300,000          8,625,000
Portland General Electric Corp.                      290,000          8,446,250
PowerGen PLC                                           6,024             49,803
SCE Corp                                             750,000         13,312,500
Southern Co.                                         575,000         14,159,375
Teco Energy, Inc.                                    310,000          7,943,750
Templeton Global Utilities, Inc.                      26,000            338,000
Texas Utilities Co.                                  156,500          6,436,062
Union Electric Co.                                    80,000          3,340,000
Wisconsin Energy Corp.                               150,400          4,606,000
WPS Resources Corp.                                  125,000          4,250,000
Yorkshire Electric Group*                            100,000          1,036,360
                                                                   ------------
                                                                   $234,289,427
                                                                   ------------
ENERGY - 1.7%
ENI SPA*                                             250,000       $  8,562,500
                                                                   ------------
FINANCIAL SERVICES - 7.3%
Fidelity Federal Bank Class A*                     1,624,741       $  3,757,214
First Defiance Financial                             300,000          3,037,500
First Interstate Bancorp                             141,000         19,246,500
GCR Holdings Ltd.*                                   205,000          4,612,500
Imperial Thrift & Loan Association*                   45,000            551,250
Klamath First Bancorp, Inc.*                          10,000            137,500
PMI Group, Inc.*                                      50,000          2,262,500
PNC Bank Corp.                                        90,000          2,902,500
St. Paul Bancorp, Inc.                                68,000          1,734,000
                                                                   ------------
                                                                   $ 38,241,464
                                                                   ------------
HEALTHCARE SERVICES - 0.4%
Emeritus Corp.*                                      180,000       $  2,092,500
                                                                   ------------
NATURAL GAS UTILITIES - 2.1%
K N Energy                                           200,000       $  5,825,000
MCN Corp.                                             87,000          2,022,750
Wicor Inc.                                            94,200          3,037,950
                                                                   ------------
                                                                   $ 10,885,700
                                                                   ------------
REITS - 3.6%
Apartment Investment
  & Management Co. Class A                           100,000       $  1,950,000
Cali Realty Corp.                                    150,000          3,281,250
Health Care Property Investors, Inc.                 126,000          4,425,750
Healthcare Realty Trust                               92,200          2,120,600
LTC Properties, Inc.                                 150,000          2,250,000
Redwood Trust, Inc.                                  100,000          1,825,000
Sun Communities Inc.                                 110,000          2,901,250
                                                                   ------------
                                                                   $ 18,753,850
                                                                   ------------
RETAIL - 0.1%
Ingles Markets Class A                                50,000       $    556,250
                                                                   ------------
TELECOMMUNICATIONS - 1.2%
Alcatel Alsthon Sponsored ADR                         50,000       $    874,999
Home Shopping Network, Inc.*                         400,000          3,600,000
Nokia Corp.                                           50,000          1,943,750
                                                                   ------------
                                                                   $  6,418,749
                                                                   ------------
TELEPHONE UTILITIES - 19.1%
Ameritech Corp.                                      150,000       $  8,850,000
ACC Corp.                                             50,000          1,153,125
AT&T Corp.                                            50,000          3,237,500
CAI Wireless Systems, Inc.*                           80,000            770,000
Cellular Communications, Inc.*                        91,700          2,544,675
DST Systems Inc.*                                     60,000          1,710,000
Frontier Corp.                                     1,205,000         36,150,000
Globolstar Telecommunications*                         5,000            188,750
GTE Corp.                                             75,000          3,300,000
Mannesmann A.G. Ord                                    5,000          1,594,730
Midcom Communications, Inc.*                          89,700          1,637,025
NYNEX Corp.                                          150,000          8,100,000
SBC Communications, Inc.                             225,000         12,937,500
Sprint Corp.                                          10,000            398,750
Tele Danmark A/S*                                     50,000          1,381,250
Telephone & Data Systems, Inc.                       100,000          3,950,000
U.S. West Inc.                                       230,000          8,222,500
U.S. West Media Group*                               185,000          3,515,000
                                                                   ------------
                                                                   $ 99,640,805
                                                                   ------------
    TOTAL COMMON STOCKS
      (Identified cost, $329,651,929)                              $423,701,245
                                                                   ------------
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                       CONVERTIBLE PREFERRED STOCKS - 7.8%
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Alco Standard Corp., 6.5s                             10,000       $    855,000
Allstate Corp., 6.76s                                110,000          4,510,000
Enron Corp., 6.25s                                    30,000            720,000
Fidelity Federal Bank, 12s                           250,000          6,406,250
First Washington Realty Trust, 9.75s                  45,000          1,023,750
Freeport McMoRan Copper & Gold, 5s                    90,000          2,452,500
Philippines Long Distance
  Telephone, 7s                                      194,000         10,100,125
Prime Retail Inc. Series B, 8.5s                     255,000          4,526,250
St. Paul Capital, 6s                                  75,000          4,218,750
Sovereign Bancorp, 6.25s                             105,000          5,985,000
                                                                    -----------
    TOTAL CONVERTIBLE PREFERRED STOCKS
      (identified cost, $38,727,055)                               $ 40,797,625
                                                                   ------------
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                            CONVERTIBLE BONDS - 6.5%
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                                                   Face Amount
Name of Company                                   (000's Omitted)       Value
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Assisted Living, 7s, 8/15/05                         $ 2,000       $  2,080,000
Cooper Industries, Inc., 6s,
  "WYMN " DECS                                           115          1,581,250
Danka Business, 6.75s, 4/1/02                          2,000          2,805,000
Fort Bend Holdings Corp.,
  8s, 12/1/05                                          2,000          2,027,500
National Health Investment,
  7.75s, 1/1/01                                        2,000          2,000,000
Novacare Inc., 5.5s, 1/15/00                          10,000          8,162,500
Softkey International, Inc.,
  5.5s, 11/1/00                                        3,000          2,205,000
Theratx Inc., 8s, 2/1/02                               6,000          5,475,000
Thermo Electron Corp., 4.25s, 1/1/03**                 1,000          1,000,000
VLSI Technology, 8.25%, 10/1/05                        7,000          6,457,500
                                                                   ------------
    TOTAL CONVERTIBLE BONDS
      (identified cost, $33,339,744)                               $ 33,793,750
                                                                   ------------
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                          SHORT-TERM OBLIGATION - 1.5%
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                                                   Face Amount
Name of Company                                   (000's Omitted)       Value
-------------------------------------------------------------------------------
Melville Corp., 5.9s, 1/2/96                         $ 7,744       $  7,742,730
                                                                   ------------
    TOTAL SHORT-TERM OBLIGATION,
      AT AMORTIZED COST                                            $  7,742,730
                                                                   ------------
    TOTAL INVESTMENTS - 97.0%
      (IDENTIFIED COST, $409,461,458)                              $506,035,350
    OTHER ASSETS, LESS LIABILITIES - 3.0%                            15,634,975
                                                                   ------------
    NET ASSETS - 100%                                              $521,670,325
                                                                   ============
 *Non-income producing security
**Security purchased on a delayed basis (Note 1E)
ADR  - American Depository Receipt
REIT - Real Estate Investment Trust


                 The accompanying notes are an integral part
                         of the financial statements
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                             FINANCIAL STATEMENTS
                     STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
                              December 31, 1995
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ASSETS:
  Investments, at value (Note 1A) (identified cost,
    $409,461,458)                                                  $506,035,350
  Cash                                                                1,749,910
  Receivable for investments sold                                    15,561,601
  Dividends receivable                                                1,656,271
  Interest receivable                                                   763,215
  Deferred organization expenses (Note 1F)                               11,830
  Foreign tax reclaim receivable                                         59,781
                                                                   ------------
      Total assets                                                 $525,837,958
LIABILITIES:
  Payable for investments purchased                 $4,101,362
  Payable to affiliate --
    Trustees' fees                                       4,640
  Accrued expenses                                      61,631
                                                    ----------
      Total liabilities                                               4,167,633
                                                                   ------------
NET ASSETS applicable to investors' interest in Portfolio          $521,670,325
                                                                   ============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
    withdrawals                                                    $425,079,473
  Unrealized appreciation of investments
    (computed on the basis of identified cost)                       96,590,852
                                                                   ------------
      Total net assets                                             $521,670,325
                                                                   ============

    The accompanying notes are an integral part of the financial statements

                           STATEMENT OF OPERATIONS
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                     For the Year Ended December 31, 1995
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INVESTMENT INCOME:
    Dividend income (net of withholding taxes, $288,697)           $ 25,020,308
    Interest income                                                   3,493,504
                                                                   ------------
        Total income                                               $ 28,513,812
  Expenses --
    Investment adviser fee (Note 3)         $ 3,772,142
    Compensation of Trustees not members
      of the Investment Adviser's
      organization (Note 3)                      19,014
    Custodian fee (Note 3)                      196,160
    Commitment fee                              151,668
    Printing and postage                            272
    Legal and accounting services                61,284
    Amortization of deferred organization
      expenses (Note 1F)                          4,197
    Miscellaneous                                12,136
                                            -----------
      Total expenses                                                  4,216,873
                                                                   ------------
        Net investment income                                      $ 24,296,939
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain (loss)
   (identified cost basis) --
    Investment transactions                  $25,034,154
    Financial futures contracts               (8,405,750)
                                             -----------
      Net realized gain on investments
       and financial futures contracts       $16,628,404
  Change in unrealized appreciation --
    Investment transactions                  $80,813,152
    Financial futures contracts                2,152,500
                                             -----------
      Net change in unrealized appreciation                          82,965,652
                                                                   ------------
          Net realized and unrealized
           gain on investments                                       99,594,056
                                                                   ------------
            Net increase in net assets
             resulting from operations                             $123,890,995
                                                                   ============

    The accompanying notes are an integral part of the financial statements

                      STATEMENT OF CHANGES IN NET ASSETS
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                                                    YEAR ENDED DECEMBER 31,
                                                 ------------------------------
                                                       1995            1994
                                                 --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                        $  24,296,939   $  28,785,986
    Net realized gain (loss) on investment
     transactions and financial
     futures contracts                              16,628,404     (15,151,998)
    Change in unrealized appreciation of
     investments                                    82,965,652     (89,492,365)
                                                 -------------   -------------
      Net increase (decrease) in net assets
       resulting from operations                 $ 123,890,995   $ (75,858,377)
                                                 -------------   -------------
  Capital transactions --
    Contributions                                $  29,142,153   $  97,021,559
    Withdrawals                                   (136,929,715)   (152,162,876)
                                                 -------------   -------------
      Decrease in net assets resulting from
       capital transactions                      $(107,787,562)  $ (55,141,317)
                                                 -------------   -------------
        Total increase (decrease) in net
         assets                                  $  16,103,433   $(130,999,694)
NET ASSETS:
  At beginning of year                             505,566,892     636,566,586
                                                 -------------   -------------
  At end of year                                 $ 521,670,325   $ 505,566,892
                                                 =============   =============
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                              SUPPLEMENTARY DATA
------------------------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31,
                                                  --------------------------
                                                  1995      1994       1993*
                                                  ----      ----       -----
RATIOS (As a percentage of average
 daily assets):
  Expenses                                        0.84%     0.85%      0.91%+
  Net investment income                           4.83%     5.22%      4.57%+
PORTFOLIO TURNOVER                                 103%      107%        16%

LEVERAGE ANALYSIS:
  Average daily balance of debt outstanding
   during period (000's omitted)                   $232    $3,137    $15,452
+Computed on an annualized basis.
*For the period from the start of business, October 28, 1993, to December 31, 1993.

   The accompanying notes are an integral part of the financial statements

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1995

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(1) SIGNIFICANT ACCOUNTING POLICIES
Total Return Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sales prices or, if there has been no sale, at the mean between the closing bid and asked prices. Unlisted securities are valued at the mean between the latest available bid and asked prices. Options and financial futures contracts are valued at the last sale price, as quoted on the principal exchange or board of trade on which such options or contracts are traded or, in the absence of a sale, the mean between the last bid and asked prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value. Securities for which market quotations are unavailable are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

B. INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investors' distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C. OPTION ACCOUNTING PRINCIPLES -- Upon the writing of a covered call option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing call options which expire are treated as realized gains. Premiums received from writing call options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as writer of a call option, may have no control over whether the underlying securities may be sold and, as a result, bears the market risk or an unfavorable change in the price of the securities underlying the written option.

D. FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit an amount ("initial margin") either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. When the Portfolio enters into a closing transaction, the Portfolio will realize for book purposes a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates, security prices, commodity prices or currency exchange rates. Should interest rates, security prices, commodity prices or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E. DELAYED DELIVERY TRANSACTIONS -- The Fund may purchase or sell securities on a when-issued or forward committment basis. Payment and delivery may take place at a period in time after the date of the transaction. At the time the transaction is negotiated, the price of the security will be delivered and paid for are fixed. Losses may arise due to changes in the market value of the underlying securities if the counterparty does not perform under the contract.

F. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

G. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date. Realized gains and losses on the sale of investments are determined on the identified cost basis.

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(2) INVESTMENT TRANSACTIONS
Purchases and sales of investments, other than short-term obligations, aggregrated $492,715,872 and $590,882,397, respectively.

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(3) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net asets. For the year ended December 31, 1995, the fee was equivalent to 0.75% of the Portfolio's average net assets for such period and amounted to $3,772,142. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Investors Bank & Trust Company (IBT), serves as custodian of the Portfolio. Prior to November 10, 1995, IBT was an affiliate of EVM. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custody fees are reported as a reduction of expenses in the Statement of Operations. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1995, no significant amounts have been deferred.

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(4) LINE OF CREDIT
The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. The Portfolio expects to use the proceeds of the advances primarily for leveraging purposes. Borrowings by the Portfolio under the Credit Agreement will not exceed the lesser of 1/3 of the market value of the net assets of the Portfolio or $60,000,000. Interest is charged to each portfolio based on its borrrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. At December 31, 1995 there were no outstanding loans under the line of credit.

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(5) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation/depreciation in value of the investments owned at December 31, 1995, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $410,032,499
                                                                   ============
Gross unrealized appreciation                                      $ 99,292,413
Gross unrealized depreciation                                         3,272,602
                                                                   ------------
Net unrealized appreciation                                        $ 96,019,811
                                                                   ============

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(6) FINANCIAL INSTRUMENTS
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 1995 there were no outstanding obligations under these financial instruments.

                      REPORT OF INDEPENDENT ACCOUNTANTS
------------------------------------------------------------------------------
TO THE TRUSTEES AND INVESTORS OF
TOTAL RETURN PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of Total Return Portfolio, including the portfolio of investments, as of December 31, 1995, the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years then ended and supplementary data for each of the two years then ended and for the period from October 28, 1993 (start of business) to December 31, 1993. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Total Return Portfolio as of December 31, 1995, the results of its operations for the year then ended and the changes in its net assets for each of the two years then ended and the supplementary data for each of the two years then ended, and for the period from October 28, 1993 (start of business), to December 31, 1993, in conformity with generally accepted accounting principles.
                                              COOPERS & LYBRAND L.L.P.
BOSTON, MASSACHUSETTS
FEBRUARY 2, 1996

INVESTMENT MANAGEMENT FOR TOTAL RETURN PORTFOLIO

OFFICERS                      INDEPENDENT TRUSTEES

JAMES B. HAWKES               DONALD R. DWIGHT
President, Trustee            President, Dwight Partners, Inc.
                              Chairman, Newspapers of New England, Inc.
LANDON T. CLAY
Vice President, Trustee       SAMUEL L. HAYES, III
                              Jacob H. Schiff Professor of Investment Banking,
M. DOZIER GARDNER             Harvard University Graduate School of
Vice President                Business Administration

PETER F. KIELY                NORTON H. REAMER
Vice President and            President and Director,
Portfolio Manager             United Asset Management Corporation

JAMES L. O'CONNOR             JOHN L. THORNDIKE
Treasurer                     Vice President and Director,
                              Fiduciary Company Incorporated
THOMAS OTIS
Secretary                     JACK L. TREYNOR
                              Investment Adviser and Consultant